PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT, AND EQUIPMENT

Property, plant and equipment, net, consists of the following:

	September 30, 2024	September 30, 2023

Buildings	$12,082,715	$11,621,665
Machinery, equipment and furniture	6,441,179	6,207,931
Motor Vehicles	218,541	210,201
Subtotal	18,742,435	18,039,797
Less: accumulated depreciation	(3,736,749)	(2,557,967)
Property, plant and equipment, net	$15,005,686	$15,481,830